Schedule of revenue (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Schedule Of Revenue
Revenue from program fees	$ 1,288,802	$ 954,621	$ 929,319		$ 937,415		$ 2,050,044
Contractual payments to gyms	754,000	556,098	(537,012)		(574,025)		(1,215,191)
Net Revenue from program fees	534,802	398,523	392,307		363,390		834,853
Subscription Revenue	44,528
Transaction revenue	52,283
Research and Development tax incentive	249,747			[1]	1,149,525	[1]		[1]
Finale, franchise fee and other fees	30,166	170,376	167,021		22,600		100,378
Merchandise sales	436	2,384	2,984		1,296		5,572
Total other income	280,349	172,760	170,005		1,173,421		105,950
Total Revenue	911,962	571,283	562,312		1,536,811		940,803
Contractual payments to gyms	$ (754,000)	$ (556,098)	$ 537,012		$ 574,025		$ 1,215,191

[1]	The Company will continue to apply for the Research and Development incentive as long as it continues to be eligible and will conduct eligible research and development activities. The applicable legislation that governs the eligibility to participate in the R&D incentive program is Division 355 of the Income Tax Assessment Act 1997 (ITAA 1997). The fiscal year 2024 Research and Development incentive was applied for on lodging of the fiscal year 2024 tax return in March 2025 with the Australian Tax Office and recognised as there is reasonable assurance that the Company has complied with the conditions of the grants.